Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 16,814	$ 11,250	$ 6,501
Impairment loss on software		71
Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Pledged as collateral to long term debt	$ 23,195	$ 17,928